Vessels, Net - Disposal of Vessels (Details) $ in Thousands	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 27, 2016 USD ($)	Mar. 31, 2014 USD ($)	May 06, 2014 USD ($)	Jun. 18, 2015 USD ($) shares	Oct. 04, 2016 USD ($)	Nov. 15, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Impairment loss							$ 0	$ 0	$ 11,690
Deferred dry dock and special survey costs							10,172	10,326
Net cash proceeds from sale of vessels							89,988	71,224	232,956
Gain/ (loss) on sale of vessels							$ 11,749	$ 5,771	$ 22,599
Nave Lucida
Property, Plant and Equipment [Line Items]
Net cash proceeds from sale of vessels	$ 18,449
Gain/ (loss) on sale of vessels	$ 2,282
Nave Universe
Property, Plant and Equipment [Line Items]
Net cash proceeds from sale of vessels					$ 35,768
Gain/ (loss) on sale of vessels					$ 4,847
Nave Constellation
Property, Plant and Equipment [Line Items]
Net cash proceeds from sale of vessels						$ 35,771
Gain/ (loss) on sale of vessels						$ 4,620
Nave Celeste
Property, Plant and Equipment [Line Items]
Vessel type							2003-built VLCC
Vessels capacity in DWT							298,717
C. Dream
Property, Plant and Equipment [Line Items]
Vessel type							2000 built VLCC
Vessels capacity in DWT							298,570
Nave Celeste and C. Dream
Property, Plant and Equipment [Line Items]
Total sale proceeds				$ 98,335
Carrying value of assets sold				83,593
Net cash proceeds from sale of vessels				71,224
Gain/ (loss) on sale of vessels				5,771
Nave Celeste and C. Dream | Navios Midstream
Property, Plant and Equipment [Line Items]
Sale price				100,000
Cash received				$ 73,000
Nave Celeste and C. Dream | Subordinated Series A Units | Navios Midstream
Property, Plant and Equipment [Line Items]
Units exchanged | shares				1,592,920
Shinyo Splendor
Property, Plant and Equipment [Line Items]
Total sale proceeds			$ 20,020
Impairment loss		$ 10,718
Carrying value of assets sold			19,219
Deferred dry dock and special survey costs			1,021
Net cash proceeds from sale of vessels			18,315
Gain/ (loss) on sale of vessels			$ (904)